CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2018
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]

12

CASH AND CASH EQUIVALENTS

ACCOUNTING POLICIES

Cash and cash equivalents are non-derivative financial assets categorised as loans and receivables and comprise cash on hand, demand deposits, and highly liquid investments which are readily convertible to known amounts of cash and subject to insignificant risk of changes in value.

Cash and cash equivalents are initially measured at fair value. Subsequent to initial recognition, cash and cash equivalents are measured at amortised cost, which is equivalent to their fair value.

Amounts in R million	Note	2018	2017

Included in cash and cash equivalents is restricted cash relating to:
- Cash (including interest) held in escrow relating to the electricity tariff dispute with Ekurhuleni Metropolitan Municipality ("Municipality")	25	114.2	92.7
- Environmental and other guarantees issued by the Standard Bank of South Africa Limited		17.2	16.1

Interest relating to cash and cash equivalents	6	21.8	23.6

CREDIT RISK

The Group is exposed to credit risk on the total carrying value of its cash and cash equivalents.The Group manages its exposure to credit risk by investing cash and cash equivalents across a number of major financial institutions, considering the credit ratings of these financial institutions.

MARKET RISK

Interest rate risk

A change of 100 basis points (bp) in interest rates at the reporting date would had increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables, in particular the cash balance and foreign currency rates, remain constant. The analysis excludes income tax.

Amounts in R million	2018	2017

100bp increase	3.0	2.5
100bp (decrease)	(3.0)	(2.5)

Foreign currency risk

US Dollars received on settlement of the trade debtors are exposed to fluctuations in the US Dollar/South African Rand exchange rate until it is converted to South African Rands.

US Dollars not converted to South African Rands at reporting date are as follows:

Figures in USD million	2018	2017

Foreign denominated cash at 30 June	-	-

FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents

The fair value of cash and cash equivalents approximate their carrying value due to their short-term maturities.